Consolidated Statements of Operations Information - Net gain from dispositions of subsidiaries and Inventories as costs of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations Information
Net liabilities in excess of considerations received	$ (3,646)		$ (273)
Reclassification adjustment for the exchange differences upon dispositions of subsidiary			9
Gain on disposition of subsidiary, net (see Note 27)	(3,646)		(264)
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$ 73	$ 40	$ 80